NET LOSS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2023
NET LOSS PER SHARE
Summary of basic and diluted net loss per share

	For the six months ended June 30,
	2022	2023
	RMB	RMB	US$
			(Note 2)
Numerator:
Net loss attributable to Gracell Biotechnologies Inc.’s ordinary shareholders	(304,888)	(298,662)	(41,187)
Denominator:
Weighted-average number of ordinary shares outstanding—basic and diluted	338,244,214	339,951,916	339,951,916
Net loss per share attributable to Gracell Biotechnologies Inc.’s ordinary shareholders—basic and diluted	(0.90)	(0.88)	(0.12)

Summary of potentially dilutive securities that have not been included in the calculation of diluted net loss per share as their inclusion would be anti-dilutive

	For the six months ended June 30,
	2022	2023
	shares	shares
Incremental shares on share options and RSUs	1,241,772	1,455,957